Share Capital	9 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Share Capital
11.
SHARE CAPITAL

Share Capital Structure

As of September 30, 2025 and December 31, 2024, the authorized, issued and outstanding share capital was as follows:

	As of September 30, 2025			As of December 31, 2024
	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Ordinary Shares	1,329,120,000	321,010,406	315,839,182	1,329,120,000	320,121,800	314,950,576
Special Shares	156,000,000	127,771,124	127,771,124	156,000,000	127,771,124	127,771,124

IPO and Warrants

On May 3, 2024, the Company closed its initial public offering (the “IPO”) of its ordinary shares. The Company issued 11,000,000 ordinary shares at a public offering price of $24.00 per share. The Company received net proceeds of $243.9 million after deducting underwriting discounts and commissions of $13.2 million and other offering expenses of $6.9 million. In connection with the Company’s IPO, all outstanding preference shares and Series C Preference Shares converted into ordinary shares on a one-for-one basis (the “Conversion Event”). All authorized Series C Preference Shares, preference shares and non-voting ordinary shares were also redesignated into authorized ordinary shares.

Additionally, upon the consummation of the IPO, the liquidity condition of the restricted share units (“RSUs”) granted prior to the IPO was satisfied, resulting in the vesting of 16,251,664 outstanding RSUs. To satisfy the tax withholding requirements related to the vesting of 16,251,664 outstanding RSUs, the Company withheld 5,171,224 ordinary shares (the “RSU Net Settlement”). Based on the IPO price of $24.00 per ordinary share, the RSU Net Settlement resulted in a $124.1 million increase in treasury shares.

Series C Private Placement Derivative

The Company’s previously issued Series C Preference Shares were accounted for at fair value as a financial liability as certain conversion features under the Company’s bye laws in effect prior to the IPO were not within the control of the Company and could have been cash settled. The equity conversion features were bifurcated from the liability as an embedded derivative (the “Private Placement derivative”). For the nine months ended September 30, 2024, the Company recognized Private Placement derivative losses of $364.2 million related to the remeasurement of the Private Placement derivative prior to the conversion of the Series C Preference Shares to ordinary shares. As of the Conversion Event, the fair values of the Private Placement derivative and the Private Placement liability were $3,005.0 million and $1,398.0 million, respectively. The Private Placement liability and the Private Placement derivative were derecognized as of the Conversion Event, which resulted in a $1.8 million increase in share capital and a $4,401.1 million increase in share premium. Upon conversion to ordinary shares, the Private Placement liability and derivative were no longer outstanding.

Additionally, prior to the IPO, in preference to the holders of the ordinary shares, non-voting ordinary shares, special shares and preference shares, the Series C Preference Shares were entitled to receive dividends on a periodic basis (“Series C Preferential Dividend”). For the nine months ended September 30, 2024, the Company recognized $28.6 million in interest expense related to the Series C Preferential Dividend, which was paid prior to the IPO in the second quarter of 2024.

Warrants

The Company previously issued two warrants for 8,733,400 ordinary shares to VCAP, which were accounted for at fair value as a financial liability because the terms required the Company to potentially issue a variable number of ordinary shares in the future. For the three and nine months ended September 30, 2024, the Company recognized losses of $18.6 million and $165.3 million, respectively, on the remeasurement of the warrant liability through other financial income (loss) in the interim condensed consolidated statements of operations. In November 2024, all of the warrants vested and were exercised, and the associated liability ceased to be outstanding.

Dividend Activity

For the nine months ended September 30, 2024, the Company declared and paid $7.2 million in dividends related to ordinary shares. For the nine months ended September 30, 2024, the Company declared and paid $11.0 million in dividends related to special shares and preference shares. All dividends for the nine months ended September 30, 2024 were declared and paid prior to the IPO.